Schedule of cash and cash equivalents (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Cash and Cash Equivalents [Abstract]
Cash		¥ 306,293	¥ 221,233
Money market funds		416	428
Cash and cash equivalents	$ 45,203	¥ 306,709	¥ 221,661